Operating Revenues - Additional Information (Details) $ in Thousands	Jun. 30, 2026 USD ($) vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Number of operated vessels	54
Number of operated vessels, excluding Unigas Pool	46	49
Number of vessels within Unigas Pool	8
Deferred income | $	$ 23,734	$ 27,283
Accounts receivable | $	$ 38,587	$ 34,808
Time Charters
Disaggregation of Revenue [Line Items]
Number of operated vessels	30	29
Accrued income | $	$ 3,800	$ 1,500
Deferred income | $	$ 23,700	$ 27,200
Time Charters, Expiring Within One Year
Disaggregation of Revenue [Line Items]
Number of operated vessels	18	19
Time Charters, Expiring Within Three Years
Disaggregation of Revenue [Line Items]
Number of operated vessels	8	7
Time Charters, Expiring Within Six Years
Disaggregation of Revenue [Line Items]
Number of operated vessels	4
Time Charters, Expiring Within Five Years
Disaggregation of Revenue [Line Items]
Number of operated vessels		3
Voyage Charters
Disaggregation of Revenue [Line Items]
Accrued income | $	$ 8,100	$ 3,200
Accounts receivable | $	27,400	14,100	$ 19,500
Costs incurred to fulfill a contract | $	$ 800	$ 900